Amount Due From/(to) Related Companies/Holding Company (Details) - Schedule of Amount Due From/(to) Related Companies/Holding Company	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Amount due from related companies
non-trade			RM 38,070,000
Amount due to related companies
non-trade			(27,800,000)
Amount due to holding company
non-trade			RM (21,500,000)